OPERATING PARTNERSHIP FINANCIAL INFORMATION Q - Consolidated Interim Statements of Financial Position (Parenthetical) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Fair value	$ 788,000	$ 745,500
Digital assets loan receivable, net of allowance	$ 894,876	$ 579,530